Report Of The Directors Strategic Report	6 Months Ended
Jun. 30, 2019
Report Of The Directors Strategic Report [Abstract]
Disclosure of audited information included in report of directors strategic report

Summary
The Group Chief Executive and the rest of the Group Management Board (‘GMB’) review operating activity on a number of bases, including by global business and geographical region. Global businesses are our reportable segments under IFRS 8 ‘Operating Segments’.

Basis of preparation
The Group Chief Executive, supported by the rest of the GMB, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance, which removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis. 1H18 and 2H18 adjusted performance information is presented on a constant currency basis as described on page 18.
As required by IFRS 8, reconciliations of the total adjusted global business results to the Group’s reported results are presented on page 31.
Supplementary reconciliations from reported to adjusted results by global business are presented on pages 32 to 34 for information purposes.
Global business performance is also assessed using return on tangible equity (‘RoTE’), excluding significant items and the UK bank levy. A reconciliation of global business RoTE, excluding significant items and the UK bank levy, to the Group’s RoTE is provided in the Reconciliations of Non-GAAP Financial Measures 30 June 2019.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses and geographical regions. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
The expense of the UK bank levy is included in the Europe geographical region as HSBC regards the levy as a cost of being headquartered in the UK. For the purposes of the presentation by global business, the cost of the levy is included in Corporate Centre.
The results of geographical regions are presented on a reported basis.
Geographical information is classified by the location of the principal operations of the subsidiary or, for The Hongkong and Shanghai Banking Corporation Limited, HSBC Bank plc, HSBC UK Bank plc, HSBC Bank Middle East Limited and HSBC Bank USA, by the location of the branch responsible for reporting the results or providing funding.

A description of the global businesses is provided in the Overview section, pages 10 to 14.

Analysis of adjusted results by global business

HSBC adjusted profit before tax and balance sheet data
		Half-year to 30 Jun 2019
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	11,919	7,816	7,706	924	130	28,495
– external		8,789	7,545	9,493	675	1,993	28,495
– inter-segment		3,130	271	(1,787)	249	(1,863)	—
of which: net interest income/(expense)		8,155	5,653	2,861	441	(1,870)	15,240
Change in expected credit losses and other credit impairment (charges)/recoveries		(540)	(494)	(95)	(19)	8	(1,140)
Net operating income		11,379	7,322	7,611	905	138	27,355
Total operating expenses		(6,981)	(3,297)	(4,787)	(709)	(389)	(16,163)
Operating profit/(loss)		4,398	4,025	2,824	196	(251)	11,192
Share of profit in associates and joint ventures		43	—	—	—	1,281	1,324
Adjusted profit before tax		4,441	4,025	2,824	196	1,030	12,516
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		35.5	32.1	22.6	1.6	8.2	100.0
Adjusted cost efficiency ratio		58.6	42.2	62.1	76.7	299.2	56.7
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		376,126	347,387	250,790	45,806	1,523	1,021,632
Interests in associates and joint ventures		456	—	—	—	23,436	23,892
Total external assets		498,045	377,142	1,120,235	50,757	705,094	2,751,273
Customer accounts		660,588	358,735	289,950	62,235	8,616	1,380,124
Adjusted risk-weighted assets		128,957	327,553	284,509	16,531	127,607	885,157

		Half-year to 30 Jun 2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	10,668	7,140	7,916	907	(250)	26,381
– external		8,741	7,001	9,181	782	676	26,381
– inter-segment		1,927	139	(1,265)	125	(926)	—
of which: net interest income/(expense)		7,389	4,985	2,385	436	(720)	14,475
Change in expected credit losses and other credit impairment (charges)/recoveries		(514)	(37)	103	4	87	(357)
Net operating income/(expense)		10,154	7,103	8,019	911	(163)	26,024
Total operating expenses		(6,583)	(3,128)	(4,588)	(724)	(592)	(15,615)
Operating profit/(loss)		3,571	3,975	3,431	187	(755)	10,409
Share of profit in associates and joint ventures		17	—	—	—	1,297	1,314
Adjusted profit before tax		3,588	3,975	3,431	187	542	11,723
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.6	33.9	29.3	1.6	4.6	100.0
Adjusted cost efficiency ratio		61.7	43.8	58.0	79.8	(236.8)	59.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		345,029	324,717	246,900	40,809	2,012	959,467
Interests in associates and joint ventures		393	—	—	—	21,744	22,137
Total external assets		467,809	359,329	1,036,945	47,311	659,756	2,571,150
Customer accounts		628,536	351,422	286,690	63,164	9,675	1,339,487
Adjusted risk-weighted assets		122,679	310,278	282,439	16,881	121,666	853,943
For footnotes, see page 50.

HSBC adjusted profit before tax and balance sheet data (continued)
		Half-year to 31 Dec 2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	12	10,834	7,420	7,230	854	(5)	26,333
– external		8,155	7,313	8,483	694	1,688	26,333
– inter-segment		2,679	107	(1,253)	160	(1,693)	—
of which: net interest income/(expense)		8,135	5,461	2,768	440	(1,472)	15,332
Change in expected credit losses and other credit impairment (charges)/recoveries		(634)	(684)	(70)	3	28	(1,357)
Net operating income		10,200	6,736	7,160	857	23	24,976
Total operating expenses		(6,772)	(3,191)	(4,653)	(702)	(1,232)	(16,550)
Operating profit/(loss)		3,428	3,545	2,507	155	(1,209)	8,426
Share of profit in associates and joint ventures		17	—	—	—	1,150	1,167
Adjusted profit/(loss) before tax		3,445	3,545	2,507	155	(59)	9,593
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		35.9	37.0	26.1	1.6	(0.6)	100.0
Adjusted cost efficiency ratio		62.5	43.0	64.4	82.2	(24,640.0)	62.8
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		362,262	333,854	245,261	39,265	2,459	983,101
Interests in associates and joint ventures		399	—	—	—	22,043	22,442
Total external assets		477,618	361,369	1,011,691	45,140	663,540	2,559,358
Customer accounts		641,833	358,201	290,964	64,660	8,679	1,364,337
Adjusted risk-weighted assets		126,929	321,717	281,338	16,811	118,826	865,621

For footnotes, see page 50.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		Half-year to
		30 Jun 2019			30 Jun 2018				31 Dec 2018
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	12	28,495	877	29,372	26,381	1,160	(254)	27,287	26,333	75	85	26,493
ECL		(1,140)	—	(1,140)	(357)	(50)	—	(407)	(1,357)	(3)	—	(1,360)
Operating expenses		(16,163)	(986)	(17,149)	(15,615)	(770)	(1,164)	(17,549)	(16,550)	(72)	(488)	(17,110)
Share of profit in associates and joint ventures		1,324	—	1,324	1,314	67	—	1,381	1,167	(12)	—	1,155
Profit before tax		12,516	(109)	12,407	11,723	407	(1,418)	10,712	9,593	(12)	(403)	9,178
For footnotes, see page 50.

Adjusted balance sheet reconciliation
	At
	30 Jun 2019	31 Dec 2018
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,021,632	983,101	(1,405)	981,696
Interests in associates and joint ventures	23,892	22,442	(35)	22,407
Total external assets	2,751,273	2,559,358	(1,234)	2,558,124
Customer accounts	1,380,124	1,364,337	(1,694)	1,362,643

Adjusted profit reconciliation
		Half-year to
		30 Jun	30 Jun	31 Dec
		2019	2018	2018
	Footnotes	$m	$m	$m
Adjusted profit before tax		12,516	11,723	9,593
Significant items		(109)	(1,418)	(403)
– customer redress programmes		(610)	(54)	(39)
– disposals, acquisitions and investment in new businesses		827	(145)	(20)
– fair value movements on financial instruments	27	50	(152)	52
– costs of structural reform	28	(91)	(211)	(150)
– restructuring and other related costs		(287)	(24)	(42)
– past service costs of guaranteed minimum pension benefits equalisation		—	—	(228)
– settlements and provisions in connection with legal and regulatory matters		2	(841)	25
– currency translation on significant items			9	(1)
Currency translation			407	(12)
Reported profit before tax		12,407	10,712	9,178

For footnotes, see page 50.